UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Comerica Securities, Inc.
Address: 201 W Fort st

         Detroit, MI  48226

13F File Number:  28-12565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Jospeh Granata
Title:     Sr. Compliance Officer
Phone:     313-222-7885

Signature, Place, and Date of Signing:

     L. Joseph Granata     Detroit, Michigan     November 11, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     $56,239 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC                      COM SHS          H01301102      922     6652 SH                                6652
AQUA AMERICA INC               COM              03836W103      729    41321 SH                               41321
BRIGGS & STRATTON CORP         COM              109043109      845    43521 SH                               43521
BRISTOL MYERS SQUIBB CO        COM              110122108      806    35805 SH                               35805
CAL MAINE FOODS INC            COM NEW          128030202      683    25497 SH                               25497
CATERPILLAR INC DEL            COM              149123101      242     4716 SH                                4716
CELGENE CORP                   COM              151020104      312     5590 SH                                5590
CERNER CORP                    COM              156782104      216     2888 SH                                2888
CHEVRON CORP NEW               COM              166764100      938    13317 SH                               13317
CISCO SYS INC                  COM              17275R102      357    15167 SH                               15167
CITIGROUP INC                  COM              172967101      104    21569 SH                               21569
CLOROX CO DEL                  COM              189054109      283     4813 SH                                4813
CMS ENERGY CORP                COM              125896100      792    59102 SH                               59102
COCA COLA CO                   COM              191216100      968    18031 SH                               18031
CVS CAREMARK CORPORATION       COM              126650100      362    10116 SH                               10116
DEVON ENERGY CORP NEW          COM              25179M103      219     3253 SH                                3253
DIAGEO P L C                   SPON ADR NEW     25243Q205      775    12598 SH                               12598
DIGITAL RLTY TR INC            COM              253868103      851    18612 SH                               18612
EMERSON ELEC CO                COM              291011104      225     5619 SH                                5619
EXPEDITORS INTL WASH INC       COM              302130109      313     8915 SH                                8915
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      779    51637 SH                               51637
FIRST POTOMAC RLTY TR          COM              33610F109      927    80158 SH                               80158
FLAGSTAR BANCORP INC           COM              337930101       11    10500 SH                               10500
FORD MTR CO DEL                COM PAR $0.01    345370860      128    17740 SH                               17740
GALLAGHER ARTHUR J & CO        COM              363576109      799    32770 SH                               32770
GENERAL ELECTRIC CO            COM              369604103      299    18186 SH                               18186
GILEAD SCIENCES INC            COM              375558103      406     8737 SH                                8737
HASBRO INC                     COM              418056107      781    28153 SH                               28153
HEINZ H J CO                   COM              423074103      785    19756 SH                               19756
HERCULES TECH GROWTH CAP INC   COM              427096508      758    77225 SH                               77225
HOME DEPOT INC                 COM              437076102      865    32488 SH                               32488
INTERNATIONAL BUSINESS MACHS   COM              459200101      444     3714 SH                                3714
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457     2024    24094 SH                               24094
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1543    15000 SH                               15000
ISHARES TR INDEX               S&P 500 INDEX    464287200      635     5992 SH                                5992
ISHARES TR INDEX               BARCLY USAGG B   464287226     2920    27826 SH                               27826
ISHARES TR INDEX               MSCI EMERG MKT   464287234      516    13263 SH                               13263
ISHARES TR INDEX               IBOXX INV CPBD   464287242      844     7907 SH                                7907
ISHARES TR INDEX               S&P500 GRW       464287309     1744    32305 SH                               32305
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440     1545    16726 SH                               16726
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1943    35535 SH                               35535
ISHARES TR INDEX               S&P MIDCAP 400   464287507     1628    23607 SH                               23607
ISHARES TR INDEX               RUSSELL 2000     464287655      202     3350 SH                                3350
ISHARES TR INDEX               S&P SMLCAP 600   464287804     1270    24271 SH                               24271
ISHARES TR INDEX               S&P 500 VALUE    464287408     1701    33230 SH                               33230
ITC HLDGS CORP                 COM              465685105      720    15834 SH                               15834
JABIL CIRCUIT INC              COM              466313103     1089    81208 SH                               81208
JOHNSON & JOHNSON              COM              478160104      274     4492 SH                                4492
LANCE INC                      COM              514606102      763    29566 SH                               29566
LSI INDS INC                   COM              50216C108      769   115650 SH                              115650
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105      292    18037 SH                               18037
MCCORMICK & CO INC             COM NON VTG      579780206      783    23072 SH                               23072
MERCK & CO INC                 COM              589331107      910    28766 SH                               28766
MICROSOFT CORP                 COM              594918104      285    11072 SH                               11072
NATIONAL FUEL GAS CO N J       COM              636180101      843    18407 SH                               18407
NORTHEAST UTILS                COM              664397106      773    32576 SH                               32576
NUVEEN SELECT MAT MUN FD       SH BEN INT       67061T101      105    10162 SH                               10162
NYSE EURONEXT                  COM              629491101      936    32395 SH                               32395
OLIN CORP                      COM PAR $1       680665205      944    54107 SH                               54107
PACKAGING CORP AMER            COM              695156109      776    38027 SH                               38027
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      307     6692 SH                                6692
PRECISION DRILLING TR          TR UNIT          740215108      876   132188 SH                              132188
PROCTER & GAMBLE CO            COM              742718109      279     4812 SH                                4812
QUALCOMM INC                   COM              747525103      278     6177 SH                                6177
SCHWAB CHARLES CORP NEW        COM              808513105      222    11592 SH                               11592
SENSIENT TECHNOLOGIES CORP     COM              81725T100      816    29392 SH                               29392
SYSCO CORP                     COM              871829107      890    35831 SH                               35831
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      457     9043 SH                                9043
TYCO INTERNATIONAL LTD         SHS              H89128104      860    24936 SH                               24936
UNILEVER N V                   N Y SHS NEW      904784709      807    27973 SH                               27973
UNITED ONLINE INC              COM              911268100      656    81630 SH                               81630
V F CORP                       COM              918204108      842    11629 SH                               11629
VISA INC                       COM CL A         92826C839      203     2935 SH                                2935
WAL MART STORES INC            COM              931142103      239     4878 SH                                4878
WASTE MGMT INC DEL             COM              94106L109      788    26436 SH                               26436
WATSCO INC                     COM              942622200      772    14315 SH                               14315
XTO ENERGY INC                 COM              98385X106      246     5954 SH                                5954